BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 3) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 16, 2013 Valinor Ltd [Member]
Net assets	$ 1,233	$ 28
Intangible assets	4,270	464
Goodwill	6,248	1,126
Total assets acquired	$ 8,933	$ 1,618